Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
March 31, 2021

Shares		Cost	Value
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY
	Automobile Manufacturers - 2.4%
14,186	Winnebago Industries, Inc. +	$1,023,221	$1,088,208
	Education Services - 1.5%
8,011	Chegg, Inc. +*	292,752	686,222
	Footwear - 3.9%
10,357	Crocs, Inc. *	359,924	833,221
25,416	Wolverine World Wide, Inc.	705,888	973,941
	Home Furnishings - 2.0%
28,920	Purple Innovation, Inc. *	915,763	915,318
	Home Improvement Retail - 4.9%
45,696	GrowGeneration Corp. +*	1,097,822	2,270,634
	Homefurnishing Retail - 3.9%
63,473	Kirkland's, Inc. +*	813,762	1,783,591
	Internet & Direct Marketing Retail - 5.6%
55,311	CarParts.com, Inc. +*	1,146,969	789,841
21,852	Magnite, Inc. +*	336,106	909,262
54,720	Quotient Technology, Inc. *	808,640	894,125
	Leisure Products - 4.7%
17,302	Acushnet Holdings Corp.	677,494	715,092
27,792	MasterCraft Boat Holdings, Inc. *	574,785	738,989
10,011	YETI Holdings, Inc. +*	426,615	722,894
	Specialty Stores - 3.5%
36,061	Leslie's, Inc. *	831,600	883,134
14,511	MarineMax, Inc. +*	204,746	716,263
Total Consumer Discretionary		10,216,087	14,920,735

CONSUMER STAPLES
	Packaged Foods & Meats - 3.2%
15,388	The Hain Celestial Group, Inc. +*	684,371	670,917
32,394	UTZ Brands, Inc. +	613,621	803,047
	Personal Products - 1.9%
36,652	BellRing Brands, Inc., Class A *	883,564	865,354
Total Consumer Staples		2,181,556	2,339,318

ENERGY
	Oil & Gas Exploration & Production - 4.1%
96,502	Antero Resources Corp. +*	910,074	984,321
25,632	Bonanza Creek Energy, Inc. *	828,961	915,831
	Oil & Gas Refining & Marketing - 2.0%
14,259	Renewable Energy Group, Inc. +*	1,159,753	941,664
Total Energy		2,898,788	2,841,816

FINANCIALS
	Specialized Finance - 1.4%
63,800	Forest Road Acquisition Corp., Class A *	709,684	645,656
Total Financials		709,684	645,656

HEALTH CARE
	Biotechnology - 2.6%
37,002	Collplant Biotechnologies Ltd. *	661,182	497,677
13,545	DermTech, Inc. +*	843,130	687,950
	Health Care Distributors - 2.0%
24,527	AdaptHealth Corp. *	916,193	901,613
	Health Care Equipment - 6.8%
187,346	Aspira Women's Health, Inc. +*	756,274	1,264,586
18,305	CryoPort, Inc. +*	328,222	952,043
75,428	Neuronetics, Inc. *	607,680	933,044
	Health Care Supplies - 2.4%
9,806	Chembio Diagnostics, Inc. *	54,105	34,419
144,792	Sientra, Inc. *	636,397	1,055,534
	Health Care Technology - 1.6%
14,100	Phreesia, Inc. *	641,473	734,610
Total Health Care		5,444,656	7,061,476

INDUSTRIALS
	Air Freight & Logistics - 2.0%
14,017	Hub Group, Inc., Class A *	930,531	943,064
	Building Products - 1.9%
18,603	Builders FirstSource, Inc. *	616,556	862,621
	Industrial Machinery - 5.7%
7,744	Chart Industries, Inc. +*	570,966	1,102,358
46,011	Gates Industrial Corp. PLC *	607,999	735,716
7,955	Kornit Digital Ltd. *	220,035	788,500
	Trading Companies & Distributors - 1.9%
9,916	WESCO International, Inc. *	610,508	858,031
	Trucking - 3.1%
103,296	Daseke, Inc. *	855,859	876,983
55,471	HyreCar, Inc. *	325,930	543,616
Total Industrials		4,738,384	6,710,889

INFORMATION TECHNOLOGY
	Application Software - 6.2%
17,983	Upland Software, Inc. +*	414,529	848,618
76,692	Voyager Digital Ltd. *	337,907	1,993,992
	Communications Equipment - 2.5%
33,833	Calix, Inc. *	735,851	1,172,652
	Data Processing & Outsourced Services - 2.1%
31,518	i3 Verticals, Inc., Class A *	980,349	980,998
	Semiconductor Equipment - 5.0%
21,097	Ichor Holdings Ltd. *	934,310	1,135,018
23,710	Kulicke & Soffa Industries, Inc.	540,903	1,164,398
	Semiconductors - 2.2%
84,455	NeoPhotonics Corp. *	931,025	1,009,237
	Systems Software - 1.9%
13,278	CommVault Systems, Inc. *	711,049	856,431
	Technology Hardware, Storage & Peripherals - 1.6%
79,003	Immersion Corp. *	786,034	756,849
Total Information Technology		6,371,957	9,918,193

MATERIALS
	Construction Materials - 0.9%
34,625	Tecnoglass, Inc.	390,046	416,192
	Steel - 0.7%
4,985	Worthington Industries, Inc.	336,462	334,444
Total Materials		726,508	750,636

Total Common Stocks		33,287,620	45,188,719

SHORT-TERM INVESTMENT - 1.9%
Money Market Deposit Account - 1.9%
891,015	U.S. Bank N.A., 0.00% ^	891,015	891,015
Total Money Market Deposit Account		891,015	891,015

Total Short-Term Investment		$891,015	891,015

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 25.4%
Investment Company - 25.4%
11,695,333	Mount Vernon Liquid Asset Portfolio, LLC, 0.12%#	11,695,333	11,695,333
Total Investment Company		11,695,333	11,695,333

Total Investment Purchased with the Cash Proceeds from Securities Lending		11,695,333	11,695,333

Total Investments - 125.4%		$45,873,968	57,775,067
Liabilities in Excess of Other Assets - (25.4)%			(11,718,384)
TOTAL NET ASSETS - 100.0%			$46,056,683

PLC	Public Limited Company
+	All or a portion of this security was out on loan at March 31, 2021. Total loaned securities had a market value of $11,740,276 as of March 31, 2021.
*	Non Income Producing.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

#	The rate shown is the annualized seven day effective yield as of March 31, 2021.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$45,188,719	$-	$-	$45,188,719
Short-Term Investment	-	891,015		-	891,015
Investment Purchased with the Cash Proceeds from Securities Lending*	11,695,333		-	-	11,695,333
Total Investments in Securities	$11,695,333	$46,079,734	$-	$-	$57,775,067

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.